EQUITY - Narrative Equity Instruments and Hybrid Instruments (Details)						12 Months Ended
	Dec. 23, 2021 USD ($)	Dec. 22, 2020 USD ($)	Dec. 15, 2020 USD ($) shares	May 18, 2020 USD ($) $ / shares	May 14, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Financing costs - net						$ (1,155,000,000)	$ (1,256,000,000)	$ (1,652,000,000)
Increase in non-controlling interest						(9,000,000)	(59,000,000)	(11,000,000)
(Payments) proceeds from mandatorily convertible subordinated notes						(1,196,000,000)	1,237,000,000	0
Borrowings						8,401,000,000
Mandatorily convertible notes						$ 509,000,000	$ 840,000,000
Increase in number of ordinary shares issued (in shares) | shares						(120,000,000)	80,906,149
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Increase in non-controlling interest							$ (6,000,000)	$ (11,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 869,000,000		$ 1,250,000,000		$ 1,000,000,000			$ 1,000,000,000	$ 750,000,000
Call option, number of business days prior to maturity | business_day										10
Other liabilities		131,000,000
Financing costs - net		178,000,000
Borrowings maturity, term				3 years
Borrowings, issuance amount of principal (in percent)				100.00%
Borrowings, interest rate (in percent)				5.50%
Conversion price (in USD per share) | $ / shares				$ 10.79		$ 9.18
Percentage of minimum price used to determine maximum price (in percent)				117.50%
Borrowings				$ 190,000,000		$ 44,000,000	123,000,000
Borrowing costs incurred				2,000,000
Mandatorily convertible notes				1,047,000,000		$ 509,000,000	$ 840,000,000
Borrowing costs incurred, equity component				$ 11,000,000
Borrowings, principal amount of debt converted	$ 395,000,000		$ 247,000,000
Increase in number of ordinary shares issued (in shares) | shares			22,653,933
Additional conversion cost			$ 25,000,000
Consideration allocated to debt component	30,000,000		30,000,000
Consideration allocated to equity component	331,000,000		$ 207,000,000
Conversion ratio, cash consideration	1,196,000,000
Financing cost related to conversion of convertible instruments, debt	61,000,000
Decrease in equity related to financing cost from conversion of convertible instruments	774,000,000
Decrease through financing cost related to conversion of convertible instruments	$ (589,000,000)
Mandatorily convertible unsecured unsubordinated bonds | Mittal family trust
Disclosure of detailed information about borrowings [line items]
(Payments) proceeds from mandatorily convertible subordinated notes					$ 100,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Increase in non-controlling interest		$ 53,000,000